SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Australia
Proportion of ownership interest in associate	51.90%	44.40%